COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD - Schedule I – Combined Condensed Statements Of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
(Loss) income of equity method investments	$ 8	$ 0	$ 0
Operating expenses	(35)	(6)	(6)
Net loss for the year	(44)	1	6
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Condensed Income Statements, Captions [Line Items]
(Loss) income of equity method investments	(41)	1	6
Operating expenses	(3)	0	0
Net loss for the year	$ (44)	$ 1	$ 6